UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan D. Havice
Title:    Managing Partner
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Jonathan D. Havice   Minneapolis, MN     February 14, 2012
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             19
Form 13F Information Table Value Total:        $83,162
                                           (thousands)

List of Other Included Managers:

NONE

     FORM 13F INFORMATION TABLE

              COLUMN 1         COLUMN 2     COLUMN 3  COLUMN 4   COLUMN 5            COLUMN 6     COLUMN 7  COLUMN 8
                               TITLE OF               VALUE              SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
           NAME OF ISSUER      CLASS        CUSIP     (x$1000)  AMOUNT   PRN  CALL  DISCRETION    MANAGERS SOLE    SHARED  NONE
BANK OF AMERICA CORPORATION    CALL         060505904   8152     1466200 SH  CALL   SOLE
CANADIAN NAT RES LTD           COM          136385101    972       26000 SH         SOLE                      26000
CHEMTURA CORP                  COM NEW      163893209   2252      198607 SH         SOLE                     198607
CHINA MED TECHNOLOGIES INC     PUT          169483954    235       82800 SH  PUT    SOLE                      82800
CHINA MED TECHNOLOGIES INC     NOTE 4.000   169483AC8   1845     3500000 PRN        SOLE
CHINA MED TECHNOLOGIES INC     NOTE 6.250   169483AE4    776     2500000 PRN        SOLE
CITIGROUP INC                  CALL         172967904  19734      750000 SH  CALL   SOLE
EASTMAN KODAK CO               PUT          277461959    330      508100 SH  PUT    SOLE                     508100
ENERGY PARTNERS LTD            COM NEW      29270U303   5671      388419 SH         SOLE                     388419
FORD MTR CO DEL                COM PAR $.01 345370860   1350      125482 SH         SOLE                     125482
GENERAL MTRS CO                COM          37045V100   2385      117647 SH         SOLE                     117647
HARTFORD FINL SVCS GROUP INC   CALL         416515903  17384     1069800 SH  CALL   SOLE
HUNTSMAN CORP                  COM          447011107   4000      400000 SH         SOLE                     400000
LYONDELLBASELL INDUSTRIES N    SHS - A -    N53745100   5517      169819 SH         SOLE                     169819
RADIOSHACK CORP                CALL         750438903   4855      500000 SH  CALL   SOLE
STRATEGIC HOTELS & RESORTS I   COM          86272T106   2812      523688 SH         SOLE                     523688
SUNCOR ENERGY INC NEW          COM          867224107   1687       58500 SH         SOLE                      58500
VANTAGE DRILLING COMPANY       ORD SHS      G93205113   3066     2642921 SH         SOLE                    2642921
YRC WORLDWIDE INC              COM PAR $.01 984249607    139       13921 SH         SOLE                      13921